FS Credit Income Fund
Unaudited Consolidated Schedule of Investments
As of January 31, 2025

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—48.1%
1440 Foods Intermediate, Inc., S+500, 10/31/31	(d)(g)	Food	$7,000	$6,710	$6,755
Accupac LLC, S+700, 2.0% Floor, 12/31/29	(d)(e)	Pharmaceuticals, Biotechnology & Life Sciences	6,150	6,014	6,027
Accupac LLC, S+700, 2.0% Floor, 12/31/29	(d)(e)(f)	Pharmaceuticals, Biotechnology & Life Sciences	750	750	735
Acosta, Inc., S+550, 8/21/31	(d)	Media Entertainment	1,622	1,591	1,620
Acrisure LLC, S+300, 11/6/30	(d)(g)	Insurance	7,000	7,044	7,026
Allied Universal Holdco LLC, S+375, 0.5% Floor, 5/12/28	(d)(g)	Commercial Services	7,000	7,039	7,032
Amerit Fleet Solutions, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)	Commercial Services	4,295	4,370	4,289
Amerit Fleet Solutions, Inc., S+525, 0.8% Floor, 1/27/32	(d)(e)(f)	Commercial Services	2,705	2,739	2,694
Amneal Pharmaceuticals LLC, S+550, 5/4/28	(d)(g)	Pharmaceuticals	6,618	6,744	6,819
APG Intermediate Holdings Corp., S+700, 0.3% Floor, 12/27/29	(d)(e)	Software	7,000	6,877	6,887
Aptim Corp., S+750, 5/23/29	(d)(g)	Commercial Services	7,000	7,070	7,044
Array Midco Corp., S+650, 3.0% Floor, 12/31/29	(d)(e)(f)	Commercial Services	1,615	1,600	1,583
Array Midco Corp., S+650, 3.0% Floor, 12/31/29	(d)(e)	Commercial Services	5,385	5,278	5,277
BCPE Grill Intermediate, Inc., S+475, 0.5% Floor, 9/30/30	(d)(g)	Commercial Services	6,985	6,886	6,940
BCPE North Star Holdings LP, S+400, 0.8% Floor, 6/9/28	(d)(g)	Food	7,000	6,842	6,835
Catawba Nation Gaming Authority, S+475, 12/16/31	(d)(g)	Commercial Services	3,000	2,985	3,026
CCS Acquisition, Inc., S+550, 1.0% Floor, 12/30/30	(d)(e)(f)	Health Care Equipment & Services	1,500	1,470	1,470
CCS Acquisition, Inc., S+550, 1.0% Floor, 12/30/30	(d)(e)	Health Care Equipment & Services	5,500	5,433	5,390
Claros Mortgage Trust, Inc., S+450, 0.5% Floor, 8/9/26	(d)	Real Estate Investment Trusts	6,984	6,825	6,679
CP Atlas Buyer, Inc., S+375, 0.5% Floor, 11/23/27	(d)(g)	Building Material	7,000	6,781	6,776
Delivery Hero SE, S+500, 0.5% Floor, 12/12/29	(d)	Services	3,990	4,030	4,029
Envalior Finance GMBH, S+550, 0.5% Floor, 3/29/30	(d)	Services	3,520	3,262	3,407
First Brands Group LLC, S+500, 1.0% Floor, 3/30/27	(d)(g)	Auto Parts & Equipment	6,984	6,734	6,871
Gibson Brands, Inc., S+500, 0.8% Floor, 8/11/28	(d)(g)	Leisure Time	4,000	3,990	3,970
Global Medical Response, Inc., PIK, S+550, 1.0% Floor, 10/31/28	(d)(g)	Healthcare-Services	7,645	7,318	7,633
Gloves Buyer, Inc., S+400, 0.5% Floor, 1/17/32	(d)(g)	Distribution/Wholesale	7,000	6,997	6,999
Great Outdoors Group LLC, S+325, 0.8% Floor, 1/23/32	(d)	Retail	3,556	3,528	3,584
Holley Purchaser, Inc., S+375, 0.8% Floor, 11/17/28	(d)(g)	Auto Parts & Equipment	7,000	6,869	6,858
IXS Holdings, Inc., S+425, 0.8% Floor, 3/5/27	(d)(g)	Auto Parts & Equipment	6,984	6,808	6,985
Jack Ohio Finance LLC, S+400, 0.5% Floor, 1/28/32	(d)(g)	Lodging	1,250	1,247	1,263
Knowlton Development Corporation Inc., S+400, 8/15/28	(d)(g)	Cosmetics & Personal Care	6,000	6,000	6,049
LaserShip, Inc., S+625, 0.8% Floor, 1/2/29	(d)(g)	Transportation	7,000	7,354	7,204
LBM Acquisition LLC, S+375, 0.8% Floor, 6/6/31	(d)	Building Materials	1,951	1,828	1,929
Level 3 Financing, Inc., S+656, 2.0% Floor, 4/15/29	(d)(g)	Telecommunications	7,000	7,173	7,105
LHS Borrower LLC, S+475, 0.5% Floor, 2/16/29	(d)(g)	Building Materials	8,069	7,636	7,755
Lightning Power LLC, S+325, 8/18/31	(d)	Electric	1,172	1,160	1,180
M2S Group Holdings, Inc., S+475, 0.5% Floor, 8/25/31	(d)(g)	Chemicals	7,000	6,843	6,816
Magnera Corp., S+425, 11/4/31	(d)	Forest Products & Paper	4,000	4,030	4,026
Mallinckrodt International Finance SA, S+950, 4.5% Floor, 11/14/28	(d)(g)	Pharmaceuticals	6,896	7,414	7,296
MedImpact Healthcare Systems, Inc., S+725, 3/31/28	(d)	Healthcare-Services	5,919	5,991	5,964
Medline Borrower LP, S+225, 0.5% Floor, 10/23/28	(d)(g)	Healthcare-Services	1,800	1,804	1,811
Monitronics International, Inc., S+750, 3.0% Floor, 6/30/28	(d)(g)	Commercial Services	1,931	1,941	1,925
Nielsen Consumer, Inc., S+350, 3/6/28	(d)(g)	Commercial Services	6,990	7,041	7,013
Olibre Borrower LLC, S+575, 1.0% Floor, 1/15/30	(d)(e)	Consumer Durables & Apparel	7,000	6,865	6,860
PF Changs China Bistro, Inc., S+625, 9/1/29	(d)(g)	Consumer Services	4,987	4,787	4,837

See notes to unaudited consolidated schedule of investments.

1

FS Credit Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2025
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Proampac PG Borrower LLC, S+400, 0.8% Floor, 9/15/28	(d)(g)	Packaging & Containers	$7,000	$7,044	$7,025
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)(f)	Insurance	1,383	1,360	1,356
Project Granite Buyer, Inc., S+575, 0.8% Floor, 12/31/31	(d)(e)	Insurance	5,618	5,506	5,505
Ranpak Corp., S+450, 12/19/31	(d)(g)	Machinery-Diversified	5,000	4,950	5,043
RealTruck Group, Inc., S+500, 0.8% Floor, 1/31/28	(d)(g)	Auto Parts & Equipment	7,000	6,860	6,860
Revlon Intermediate Holdings IV LLC, S+688, 1.0% Floor, 5/2/28	(d)	Cosmetics & Personal Care	7,000	7,000	6,970
S&S Holdings LLC, S+500, 0.5% Floor, 3/11/28	(d)	Apparel	7,000	7,022	7,009
Springs Window Fashions LLC, S+450, 1.0% Floor, 12/19/29	(d)(g)	Housewares	3,078	3,140	3,127
Springs Window Fashions LLC, S+450, 1.0% Floor, 12/19/29	(d)(f)	Housewares	3,922	4,000	3,984
Titan Purchaser, Inc., S+600, 1.0% Floor, 3/1/30	(d)(g)	Iron/Steel	6,923	7,020	6,940
Veritiv Corp., S+400, 11/30/30	(d)(g)	Commercial Services	4,000	4,000	4,011
Vortex Opco LLC, S+625, 0.5% Floor, 4/30/30	(d)	Commercial Services	6,000	6,240	6,267
W.R. Grace Holdings LLC, S+325, 0.5% Floor, 9/22/28	(d)	Chemicals	1,427	1,416	1,441
Wilsonart LLC, S+425, 8/5/31	(d)(g)	Building Materials	6,990	7,012	7,018
Total Senior Secured Loans—First Lien				302,268	302,829
Unfunded Loan Commitments				(11,919)	(11,919)
Net Senior Secured Loans—First Lien				290,349	290,910
Senior Secured Loans—Second Lien—1.8%
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	10,297	8,933	9,949
Sterling Entertainment Enterprises, LLC, 17.75%, 4/10/26	(e)	Media Entertainment	838	838	838
Total Senior Secured Loans—Second Lien				9,771	10,787
Senior Secured Bonds—10.1%
AMC Networks, Inc., 10.3%, 1/15/29	(h)	Media Entertainment	6,794	6,872	7,259
Borr Drilling Ltd., 10.0%, 11/15/28	(h)	Oil & Gas	1,872	1,937	1,874
Borr Drilling Ltd., 10.4%, 11/15/30	(h)	Oil & Gas	3,192	3,305	3,189
Calderys Financing LLC, 11.3%, 6/1/28	(h)	Miscellaneous Manufacturing	1,493	1,493	1,599
Cloud Software Group, Inc., 9.0%, 9/30/29	(h)	Software	7,716	7,326	7,908
Community Health Systems, Inc., 6.0%, 1/15/29	(h)	Healthcare-Services	1,673	1,510	1,527
Coronado Finance Pty. Ltd., 9.3%, 10/1/29	(h)	Coal	1,396	1,396	1,430
Digicel Intermediate Holdings Ltd., PIK, 12.0%, 5/25/27		Telecommunications	7,196	7,070	7,183
Diversified Healthcare Trust, 0.0%, 1/15/26	(h)(i)(j)	Real Estate Investment Trusts	6,858	6,279	6,530
Evergreen Acqco 1 LP/TVI, Inc., 9.8%, 4/26/28	(h)	Retail	2,335	2,385	2,454
IHO Verwaltungs GmbH, PIK, 7.8%, 11/15/30	(h)	Auto Parts & Equipment	1,111	1,112	1,115
Latam Airlines Group SA, 13.4%, 10/15/29	(h)	Airlines	1,190	1,326	1,355
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h)	Media Entertainment	5,148	4,319	4,187
LCPR Senior Secured Financing DAC, 6.8%, 10/15/27	(h)	Media Entertainment	2,374	2,214	2,175
Rocket Software, Inc., 9.0%, 11/28/28	(h)	Software	1,157	1,157	1,199
Seadrill Finance Ltd., 8.4%, 8/1/30	(h)	Oil & Gas	3,651	3,685	3,729
Shelf Drilling Holdings Ltd., 9.6%, 4/15/29	(h)	Oil & Gas	4,723	4,569	4,226
Shelf Drilling North Sea Holdings Ltd., 9.9%, 11/22/28		Oil & Gas	2,400	2,365	2,369
Total Senior Secured Bonds				60,320	61,308
Unsecured Bonds—9.0%
AHP Health Partners, Inc., 5.8%, 7/15/29	(h)	Healthcare-Services	2,525	2,202	2,411
Alliance Resource Partners LP, 8.6%, 6/15/29	(h)	Coal	2,151	2,151	2,274
Cinemark USA, Inc., 5.3%, 7/15/28	(h)	Entertainment	1,513	1,409	1,484
Dealer Tire LLC, 8.0%, 2/1/28	(h)	Distribution/Wholesale	1,403	1,335	1,396
Ferrellgas Partners LP, 5.9%, 4/1/29	(h)	Retail	7,000	6,429	6,615
First Horizon Corp., 4.0%, 5/26/25		Banks	3,720	3,694	3,706
Gulfport Energy Operating Corp., 6.8%, 9/1/29	(h)	Oil & Gas	1,460	1,460	1,488
Helix Energy Solutions Group, Inc., 9.8%, 3/1/29	(h)	Oil & Gas	2,846	2,870	3,049

See notes to unaudited consolidated schedule of investments.

2

FS Credit Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2025
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(h)	Chemicals	$3,484	$3,476	$3,518
LBM Acquisition LLC, 6.3%, 1/15/29	(h)	Retail	2,346	2,092	2,171
Life Time, Inc., 8.0%, 4/15/26	(h)	Leisure Time	2,184	2,181	2,184
Mineral Resources Ltd., 9.3%, 10/1/28	(h)	Iron/Steel	1,556	1,556	1,648
MIWD Holdco II LLC/MIWD Finance Corp., 5.5%, 2/1/30	(h)	Building Materials	3,511	3,027	3,351
Nabors Industries, Inc., 9.1%, 1/31/30	(h)	Oil & Gas	5,382	5,402	5,591
NCL Corp. Ltd., 7.8%, 2/15/29	(h)	Leisure Time	1,423	1,463	1,513
NRG Energy, Inc., 5.3%, 6/15/29	(h)	Electric	1,183	1,085	1,153
RingCentral, Inc., 8.5%, 8/15/30	(h)	Software	2,294	2,293	2,438
Thor Industries, Inc., 4.0%, 10/15/29	(h)	Home Builders	2,344	2,039	2,144
Tidewater, Inc., 10.4%, 7/3/28	(h)	Oil & Gas	1,100	1,092	1,171
Viking Cruises Ltd., 7.0%, 2/15/29	(h)	Leisure Time	3,603	3,385	3,640
WR Grace Holdings LLC, 5.6%, 8/15/29	(h)	Chemicals	1,573	1,367	1,472
Total Unsecured Bonds				52,008	54,417

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Common Equity—0.0%
ATD New Holdings, Inc.	(j)	Distribution/Wholesale	1,964	36	—
Total Common Equity				36	—
TOTAL INVESTMENTS—69.0%				$412,484	417,422
OTHER ASSETS IN EXCESS OF LIABILITIES—31.0%(k)					187,954
NET ASSETS—100.0%					$605,376

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	2/26/25	USD	8,835	EUR	8,310	$205	$—
State Street Bank and Trust Company	2/26/25	USD	4,519	EUR	4,251	105	—
State Street Bank and Trust Company	2/26/25	USD	3,211	EUR	3,020	75	—
State Street Bank and Trust Company	2/26/25	USD	796	GBP	629	16	—
State Street Bank and Trust Company	2/26/25	USD	3,634	GBP	2,871	75	—
Total Forward Foreign Currency Exchange Contracts						$476	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)

Fair value is determined by FS Credit Income Fund’s (the “Fund”) investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor’”), which has been designated by the Fund’s board of trustees (the “Board”) as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.

(d)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2025, the one-month, three-month and six-month Secured Overnight Financing Rate (“SOFR” or “S”) was 4.31%, 4.30% and 4.25%, respectively. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and basis point spread.

(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

(f)	All or a portion of this security is an unfunded commitment. As of January 31, 2025, the Fund had unfunded commitments of $11,919.

(g)	Position or portion thereof unsettled as of January 31, 2025.

(h)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by FS Credit Income Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $102,467, which represents approximately 16.9% of net assets as of January 31, 2025.

See notes to unaudited consolidated schedule of investments.

3

FS Credit Income Fund
Unaudited Consolidated Schedule of Investments (continued)
As of January 31, 2025
(in thousands, except share amounts)

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Security is non-income producing.

(k)	Includes the effect of forward foreign currency exchange contracts.

PIK	-	Payment In Kind

EUR	-	Euro

GBP	-	British Pound

USD	-	U.S. Dollar

	$-	U.S. Dollar

See notes to unaudited consolidated schedule of investments.

4

FS Credit Income Fund
Notes to Unaudited Consolidated Schedule of Investments
As of January 31, 2025

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2024.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of January 31, 2025, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of January 31, 2025, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$250,756	$40,154	$290,910
Senior Secured Loans—Second Lien	—	9,949	838	10,787
Senior Secured Bonds	—	61,308	—	61,308
Unsecured Bonds	—	54,417	—	54,417
Common Equity	—	—	—	—
Total Investments	$—	$376,430	$40,992	$417,422
Forward Foreign Currency Exchange Contracts	—	476	—	476
Total Assets	$—	$376,906	$40,992	$417,898

The following is a reconciliation for the three months ended January 31, 2025 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

5

FS Credit Income Fund
Notes to Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2025

(in thousands)

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO) / Structured Credit	Preferred Stock	Common Equity	Total
Fair value at beginning of period	$44,059	$2,709	$804	$2,651	$1,748	$2,892	$54,863
Accretion of discount (amortization of premium)	26	—	12	—	—	—	38
Realized gain (loss)	156	(3)	—	(1,793)	35	5	(1,600)
Net change in unrealized appreciation (depreciation)	(914)	(9)	(3)	738	(18)	(149)	(355)
Purchases	45,746	839	—	—	—	2	46,587
Sales	(48,919)	(2,698)	(813)	(1,596)	(1,765)	(2,750)	(58,541)
Transfers into of Level 3(1)	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$40,154	$838	$—	$—	$—	$—	$40,992

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(189)	$—	$—	$—	$—	$—	$(189)

(1)	Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period. For the three months ended January 31, 2025, there were no transfers into or out of Level 3.

6